Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Percentage of increase the ownership of certain shareholders over the three year period	50.00%
Income tax	$ 0	$ 0
Federal Tax Authority [Member]
Income Tax [Line Items]
Operating loss carryforwards	$ 256,600,000	143,200,000
Operating loss carryforwards expiration year	2038
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Operating loss carryforwards	$ 263,200,000	$ 105,800,000
Operating loss carryforwards expiration year	2041
Research Tax Credit Carryforward [Member]
Income Tax [Line Items]
Tax credit carryforward, amount	$ 14,200,000
Tax credit carryforward, expiration year	2041
No Expiry Period [Member] | Federal Tax Authority [Member]
Income Tax [Line Items]
Operating loss carryforwards			$ 215,200,000